Financial Assets and Financial Liabilities - VEB Facility - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance under credit facility	₽ 397,900,000,000	₽ 407,215,000,000
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings	1,161,000,000	6,013,000,000	₽ 19,167,000,000
Fines and penalty on overdue amount recorded as finance costs	47,610,000,000	54,240,000,000	60,452,000,000
VEB [member]
Disclosure of detailed information about borrowings [line items]
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings	0	24,000,000	0
Fines and penalty on overdue amount recorded as finance costs	9,000,000	10,000,000	₽ 9,000,000
VEB [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
Credit facility available amount | $					$ 190,000
VEB [member] | Elgaugol [member]
Disclosure of detailed information about borrowings [line items]
Balance under credit facility	₽ 10,090,000,000	10,147,000,000		$ 175,172		$ 167,288
Interest rate	5.50%			5.50%
Overdue principal amount	₽ 0	8,882,000,000				146,438
Overdue interest payable	₽ 0	₽ 374,000,000				$ 6,163